UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-04875

Name of Fund:	Royce Value Trust, Inc.
Fund Address:	745 Fifth Avenue
New York, NY 10151

Name and address of agent for service:

John E. Denneen, Esq.

Royce & Associates, LP

745 Fifth Avenue

New York, NY 10151

Registrant’s telephone number, including area code: (212) 508-4500

Date of fiscal year end: 12/31/2018

Date of reporting period: 3/31/2018

Item 1 - Schedule of Investments

SCHEDULE OF INVESTMENTS
ROYCE VALUE TRUST
MARCH 31, 2018 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 103.6%

Consumer Discretionary – 8.9%
Auto Components - 1.0%
Dorman Products [1]	61,400	$4,065,294
Gentex Corporation [2]	62,500	1,438,750
LCI Industries	73,616	7,667,107
Sebang Global Battery	28,500	862,426
Standard Motor Products	13,391	637,010

		14,670,587

Automobiles - 0.9%
Thor Industries [2]	115,130	13,259,522

Distributors - 1.3%
Connect Group	550,000	431,815
Core-Mark Holding Company	383,100	8,144,706
Fenix Parts [1,3]	255,000	97,027
LKQ Corporation [1]	149,300	5,665,935
Uni-Select	30,200	468,817
Weyco Group	97,992	3,292,531

		18,100,831

Diversified Consumer Services - 0.6%
Adtalem Global Education [1]	52,054	2,475,168
American Public Education [1]	32,498	1,397,414
Collectors Universe	50,000	785,500
H&R Block	8,000	203,280
Houghton Mifflin Harcourt [1]	100,000	695,000
Liberty Tax Cl. A	151,573	1,530,887
Lincoln Educational Services [1]	340,000	656,200
Universal Technical Institute [1]	504,032	1,481,854

		9,225,303

Hotels, Restaurants & Leisure - 0.4%
Century Casinos [1]	200,100	1,492,746
Inspired Entertainment [1]	110,000	605,000
Lindblad Expeditions Holdings [1]	207,600	2,132,052
Noodles & Company Cl. A [1,2]	50,000	377,500
Rank Group	400,000	1,159,488
Zoe’s Kitchen [1]	20,000	288,800

		6,055,586

Household Durables - 1.7%
AV Homes [1]	66,100	1,226,155
Cavco Industries [1]	14,700	2,554,125
Ethan Allen Interiors	200,000	4,590,000
Flexsteel Industries	13,900	550,162
HG Holdings [1,3,4]	912,235	529,096
Mohawk Industries [1,2]	12,400	2,879,528
Natuzzi ADR [1]	2,096,300	3,458,895
PICO Holdings	409,400	4,687,630
Purple Innovation [1]	250,000	2,085,000
Purple Innovation (Warrants) [1,5,6]	750,000	450,000
Samson Holding	2,500,000	281,086
Skyline Corporation [1]	55,400	1,218,800

		24,510,477

Internet & Direct Marketing Retail - 0.2%
CafePress [1]	110,000	146,300
FTD Companies [1]	298,014	1,084,771
TripAdvisor [1]	50,000	2,044,500

		3,275,571

Leisure Products - 0.6%
Character Group	56,400	377,826
Clarus Corporation [1]	70,000	472,500
Nautilus [1]	574,500	7,727,025

		8,577,351

Media - 0.4%
Global Eagle Entertainment [1]	110,000	161,700
Gray Television [1]	50,000	635,000
Liberty Latin America Cl. C [1,2]	96,500	1,842,185
New Media Investment Group	60,100	1,030,114
Pico Far East Holdings	2,734,400	1,048,808
T4F Entretenimento	150,000	481,607
Technicolor [1]	120,000	203,310

		5,402,724

Multiline Retail - 0.0%
New World Department Store China [1]	1,447,500	334,695

Specialty Retail - 0.9%
AutoCanada	78,800	1,360,276
Barnes & Noble	67,000	331,650
Barnes & Noble Education [1]	20,000	137,800
Byggmax Group	100,000	498,264
Camping World Holdings Cl. A	25,500	822,375
Container Store Group (The) [1,2]	158,200	860,608
Destination Maternity [1]	557,967	1,445,135
Duty Free International	2,000,000	336,605
Haverty Furniture [2]	23,700	477,555
I.T	827,000	385,870
Monro	80,300	4,304,080
Oriental Watch Holdings	967,900	284,200
Sears Hometown and Outlet Stores [1]	230,300	690,900
Signet Jewelers	35,000	1,348,200
TravelCenters of America LLC [1]	62,500	225,000

		13,508,518

Textiles, Apparel & Luxury Goods - 0.9%
Crown Crafts	97,741	571,785
Culp	29,400	898,170
J.G. Boswell Company [3]	3,940	2,718,600
Wolverine World Wide	288,600	8,340,540
YGM Trading	1,082,600	823,136

		13,352,231

Total		130,273,396

Consumer Staples – 2.1%
Beverages - 0.1%
Compania Cervecerias Unidas ADR [2]	64,500	1,896,945

Food & Staples Retailing - 0.0%
Centric Health [1]	692,400	247,219
Conviviality [1,5]	350,000	49,105

		296,324

Food Products - 1.6%
AGT Food and Ingredients	10,500	136,023
Cal-Maine Foods [1,2,7]	109,016	4,763,999
Farmer Bros. [1]	54,700	1,651,940
Hilton Food Group	70,000	815,370
John B. Sanfilippo & Son	17,200	995,364
Nomad Foods [1]	125,000	1,967,500
Seneca Foods Cl. A [1]	179,892	4,983,009
Seneca Foods Cl. B [1]	13,840	385,444
SunOpta [1,2]	187,459	1,330,959
Tassal Group	150,000	438,757
Tootsie Roll Industries [2,7]	165,529	4,874,836

		22,343,201

Household Products - 0.0%
Central Garden & Pet [1]	10,300	442,900

Personal Products - 0.4%
Inter Parfums	104,330	4,919,159

Total		29,898,529

Energy – 5.9%
Energy Equipment & Services - 4.4%
CARBO Ceramics [1,2,7]	78,000	565,500
Diamond Offshore Drilling [1,2,7]	214,000	3,137,240
Era Group [1]	564,693	5,279,880
Forum Energy Technologies [1]	238,304	2,621,344
Frank’s International [1,2]	108,600	589,698
Helmerich & Payne [2,7]	94,000	6,256,640
ION Geophysical [1,2]	71,880	1,947,948
North American Energy Partners	165,217	875,650
Oil States International [1]	10,000	262,000
Pason Systems	607,680	8,136,361
Pioneer Energy Services [1]	164,500	444,150
Precision Drilling [1]	93,900	260,103
RigNet [1]	31,150	423,640
SEACOR Holdings [1]	150,469	7,688,966
SEACOR Marine Holdings [1]	638,834	12,150,623
TGS-NOPEC Geophysical	463,570	11,309,673
Total Energy Services	21,800	232,662
Trican Well Service [1]	944,000	2,198,160

		64,380,238

Oil, Gas & Consumable Fuels - 1.5%
Ardmore Shipping [1]	75,000	570,000
Berkeley Energia [1]	250,000	162,868
Dorchester Minerals L.P.	279,148	4,494,283
Dorian LPG [1]	394,936	2,958,071
GeoPark [1]	53,200	659,680
Green Plains	200,000	3,360,000
Hallador Energy	21,000	144,270
International Petroleum [1]	100,000	415,211
Leucrotta Exploration [1]	425,500	535,033
New Zealand Refining	310,000	513,737
Pacific Ethanol [1]	115,700	347,100
Pryce Corporation	3,000,000	343,951
San Juan Basin Royalty Trust	320,352	2,530,781
World Fuel Services	110,800	2,720,140
WPX Energy [1]	110,000	1,625,800

		21,380,925

Total		85,761,163

Financials – 14.7%
Banks - 2.5%
Banca Sistema	200,000	552,053
Bank of N.T. Butterfield & Son	178,416	8,007,310
Canadian Western Bank	279,500	7,170,004
Farmers & Merchants Bank of Long Beach [3]	1,080	8,532,000
Fauquier Bankshares [2]	160,800	3,367,152
First Citizens BancShares Cl. A	14,676	6,064,710
Webster Financial	40,300	2,232,620

		35,925,849

Capital Markets - 7.8%
Ares Management L.P.	366,300	7,838,820
Artisan Partners Asset Management Cl. A	267,100	8,894,430
ASA Gold and Precious Metals	199,821	2,082,135
Ashmore Group	1,354,000	7,241,844
Associated Capital Group Cl. A [2]	20,200	756,490
Citadel Capital [1]	7,749,921	1,085,780
Cowen Cl. A [1]	62,706	827,719
Dundee Corporation Cl. A [1]	1,079,900	1,550,677
Edmond de Rothschild (Suisse)	153	2,867,001
Founders Advantage Capital	46,600	77,766
Gluskin Sheff + Associates	57,600	651,848
GMP Capital	287,100	617,275
Hamilton Lane Cl. A	13,800	513,774
Jupiter Fund Management	230,000	1,523,625
KKR & Co. L.P. [2]	24,100	489,230
Lazard Cl. A	84,835	4,458,928
Manning & Napier Cl. A	395,692	1,384,922
MarketAxess Holdings	51,600	11,219,904
Medley Management Cl. A [2]	109,500	624,150
Morningstar	84,600	8,080,992
mutares	27,000	605,752
MVC Capital	271,183	2,692,847
Oaktree Capital Group LLC Cl. A	101,100	4,003,560
Rothschild & Co	216,893	7,988,703
SEI Investments	185,600	13,903,296
Sprott	1,927,000	4,651,663
TMX Group	40,700	2,361,412
U.S. Global Investors Cl. A [2]	520,551	1,316,994
Value Partners Group	5,453,000	5,148,050
Virtu Financial Cl. A [2]	101,200	3,339,600
Westwood Holdings Group	49,073	2,772,134
ZAIS Group Holdings Cl. A [1,2]	492,300	1,993,815

		113,565,136

Consumer Finance - 0.1%
Bajaj Finance	55,000	1,510,184
Currency Exchange International [1]	30,000	642,683

		2,152,867

Diversified Financial Services - 0.1%
First Pacific	1,020,000	556,849
Waterloo Investment Holdings [1,5]	2,972,000	891,600

		1,448,449

Insurance - 2.8%
Atlas Financial Holdings [1]	18,900	195,615
eHealth [1]	50,000	715,500
E-L Financial	22,500	14,111,072
Erie Indemnity Cl. A	25,000	2,941,000
Independence Holding Company	259,223	9,241,300
MBIA [1,2,7]	942,400	8,726,624
ProAssurance Corporation	17,139	832,099
RLI Corp.	74,100	4,697,199

		41,460,409

Investment Companies - 0.3%
RIT Capital Partners	62,400	1,664,976
Social Capital Hedosophia Holdings [1]	234,800	2,355,044

		4,020,020

Thrifts & Mortgage Finance - 1.1%
BofI Holding [1,2,7]	16,300	660,639
Genworth MI Canada	220,795	7,026,503
Timberland Bancorp	288,857	8,781,252
Vestin Realty Mortgage II [1,3]	53	111,300

		16,579,694

Total		215,152,424

Health Care – 4.5%
Biotechnology - 0.6%
Keryx Biopharmaceuticals [1,2]	139,000	568,510
Novavax [1,2]	390,000	819,000
Sangamo Therapeutics [1,2]	65,815	1,250,485
Zealand Pharma [1]	408,857	6,317,624

		8,955,619

Health Care Equipment & Supplies - 2.1%
Analogic Corporation	53,735	5,153,186
Atrion Corporation	15,750	9,942,975
DENTSPLY SIRONA	5,000	251,550
Hill-Rom Holdings	5,000	435,000
Integer Holdings [1]	42,400	2,397,720
Invacare Corporation	46,400	807,360
Masimo Corporation [1]	50,000	4,397,500
Neogen Corporation [1]	22,400	1,500,576
Surmodics [1]	138,500	5,269,925

		30,155,792

Health Care Providers & Services - 0.2%
Aceto Corporation	18,800	142,880
Community Health Systems [1]	790,000	3,128,400

		3,271,280

Health Care Technology - 0.5%
athenahealth [1,2]	32,500	4,648,475
Medidata Solutions [1]	50,000	3,140,500

		7,788,975

Life Sciences Tools & Services - 0.9%
Bio-Rad Laboratories Cl. A [1]	34,198	8,552,236
Bio-Techne	31,443	4,749,151

		13,301,387

Pharmaceuticals - 0.2%
Formosa Laboratories	275,000	599,144
Intra-Cellular Therapies [1]	30,000	631,500
Theravance Biopharma [1,2]	34,291	831,557

		2,062,201

Total		65,535,254

Industrials – 31.7%
Aerospace & Defense - 3.4%
Austal	688,670	963,637
Ducommun [1]	117,200	3,560,536
HEICO Corporation	208,277	18,080,526
HEICO Corporation Cl. A	126,262	8,958,289
Hexcel Corporation	51,400	3,319,926
Magellan Aerospace	186,800	2,833,137
Mercury Systems [1]	17,200	831,104
Teledyne Technologies [1]	5,900	1,104,303
Wesco Aircraft Holdings [1]	935,364	9,587,481

		49,238,939

Air Freight & Logistics - 1.3%
Expeditors International of Washington	158,900	10,058,370
Forward Air	170,750	9,025,845

		19,084,215

Building Products - 0.4%
Burnham Holdings Cl. B [3]	36,000	543,600
Insteel Industries [2]	37,880	1,046,624
Patrick Industries [1]	15,775	975,684
Simpson Manufacturing	59,900	3,449,641

		6,015,549

Commercial Services & Supplies - 3.4%
Atento	483,600	3,772,080
Biffa	540,000	1,516,997
CECO Environmental [1]	99,028	440,675
CompX International Cl. A	211,100	2,913,180
Copart [1]	368,200	18,752,426
Heritage-Crystal Clean [1]	146,527	3,450,711
Horizon North Logistics	500,000	814,996
Interserve [1]	450,000	509,468
Kimball International Cl. B	286,180	4,876,507
Mobile Mini	105,000	4,567,500
Ritchie Bros. Auctioneers	107,100	3,370,437
Steelcase Cl. A	40,000	544,000
UniFirst Corporation	22,270	3,599,945

		49,128,922

Construction & Engineering - 3.2%
EMCOR Group [2]	65,800	5,127,794
IES Holdings [1]	594,244	9,002,797
Infrastructure and Energy Alternatives [1]	500,000	4,387,500
Infrastructure and Energy Alternatives (Warrants) [1,5,6]	625,000	460,000
Jacobs Engineering Group	164,900	9,753,835
KBR	326,000	5,277,940
Northwest Pipe [1]	10,000	173,000
NV5 Global [1]	23,500	1,310,125
Sterling Construction [1,2,7]	122,300	1,401,558
Valmont Industries [2]	64,445	9,428,303

		46,322,852

Electrical Equipment - 0.9%
AZZ	5,000	218,500
Global Power Equipment Group [1,3]	631,820	1,686,959
LSI Industries	263,000	2,132,930
Powell Industries	94,500	2,536,380
Preformed Line Products	91,600	5,962,244

		12,537,013

Industrial Conglomerates - 0.6%
A. Soriano	2,791,000	356,471
Raven Industries	251,725	8,822,961

		9,179,432

Machinery - 11.3%
Chen Hsong Holdings	1,159,000	340,861
CIRCOR International [1]	158,084	6,743,863
Colfax Corporation [1]	82,242	2,623,520
Deutz	115,000	1,055,477
Donaldson Company	193,559	8,719,833
Exco Technologies	178,500	1,259,413
Franklin Electric	129,300	5,268,975
Graco	267,828	12,245,096
Hurco Companies	25,952	1,191,197
Hyster-Yale Materials Handling Cl. A	10,000	699,300
IDEX Corporation	67,400	9,605,174
John Bean Technologies	98,326	11,150,168
Kadant	78,100	7,380,450
Kennametal	160,100	6,429,616
Lincoln Electric Holdings	99,160	8,919,442
Lindsay Corporation [2,7]	80,000	7,315,200
Luxfer Holdings	28,100	359,680
NN	308,700	7,408,800
Nordson Corporation	24,296	3,312,517
Proto Labs [1]	10,000	1,175,500
RBC Bearings [1]	109,600	13,612,320
Sun Hydraulics	343,918	18,420,248
Tennant Company	111,900	7,575,630
Titan International	173,100	2,182,791
Watts Water Technologies Cl. A	61,000	4,739,700
Westinghouse Air Brake Technologies	81,200	6,609,680
Westport Fuel Systems [1,2]	327,100	716,349
Woodward	104,600	7,495,636

		164,556,436

Marine - 2.0%
Clarkson	371,100	15,735,405
Eagle Bulk Shipping [1]	320,478	1,586,366
Kirby Corporation [1]	157,400	12,111,930

		29,433,701

Professional Services - 2.0%
Franklin Covey [1]	40,800	1,097,520
Heidrick & Struggles International	66,480	2,077,500
IBI Group [1]	73,500	413,610
ManpowerGroup	107,200	12,338,720
On Assignment [1,2,7]	106,700	8,736,596
Quess Corporation [1]	15,720	247,907
Staffline Group	120,810	1,586,864
TrueBlue [1]	56,245	1,456,746
Volt Information Sciences [1]	80,000	244,000
Yumeshin Holdings	50,000	562,338

		28,761,801

Road & Rail - 1.8%
Genesee & Wyoming Cl. A [1]	15,000	1,061,850
Knight-Swift Transportation Holdings Cl. A [2]	122,400	5,631,624
Landstar System	116,760	12,802,734
Patriot Transportation Holding [1]	139,100	2,581,696
Saia [1,2,7]	40,000	3,006,000
Universal Logistics Holdings [2]	78,916	1,669,073

		26,752,977

Trading Companies & Distributors - 1.4%
Air Lease Cl. A	153,400	6,537,908
Central Steel & Wire [3]	4,862	2,285,189
Houston Wire & Cable [1,4]	877,363	6,426,684
SIG	940,000	1,785,918
Watsco	20,400	3,691,788

		20,727,487

Transportation Infrastructure - 0.0%
Hopewell Highway Infrastructure	1,012,000	618,038

Total		462,357,362

Information Technology – 20.9%
Communications Equipment - 0.4%
ADTRAN [2]	234,973	3,653,830
Clearfield [1,2]	55,600	717,240
Mitel Networks [1]	100,000	928,000

		5,299,070

Electronic Equipment, Instruments & Components - 10.4%
Anixter International [1,2,7]	63,795	4,832,471
Bel Fuse Cl. B	30,238	571,498
Cognex Corporation [2,7]	350,600	18,227,694
Coherent [1]	80,500	15,085,700
eMagin Corporation [1]	125,000	181,250
eMagin Corporation (Warrants) [1,5]	50,000	0
Fabrinet [1]	282,500	8,864,850
FARO Technologies [1]	139,437	8,143,121
FLIR Systems	611,637	30,587,966
HollySys Automation Technologies	44,682	1,104,539
Horiba	12,000	931,727
IPG Photonics [1,2,7]	56,800	13,255,984
Littelfuse	13,900	2,893,702
LRAD Corporation [1]	744,944	1,713,371
National Instruments	261,850	13,241,755
Perceptron [1]	357,700	3,058,335
Plexus Corporation [1]	150,600	8,995,338
Richardson Electronics	573,732	4,561,169
Rogers Corporation [1]	32,366	3,869,032
Seeing Machines [1]	32,581,784	2,272,265
Systemax	38,520	1,099,746
TTM Technologies [1,2,7]	496,400	7,589,956
Wasion Group Holdings	1,500,000	766,855

		151,848,324

Internet Software & Services - 2.1%
Alarm.com Holdings [1]	10,000	377,400
Care.com [1]	179,300	2,917,211
CommerceHub Ser. C [1]	50,000	1,124,500
comScore [1,3]	211,136	5,046,150
HolidayCheck Group [1]	94,900	318,734
IZEA [1,2,7]	75,306	275,620
j2 Global	90,320	7,128,054
Leaf Group [1]	55,500	391,275
QuinStreet [1]	256,554	3,276,195
Rhythmone [1]	130,000	319,326
Solium Capital [1]	187,400	1,624,759
Spark Networks ADR [1]	36,300	540,866
Stamps.com [1]	35,700	7,177,485
Support.com [1]	216,766	598,274

		31,115,849

IT Services - 1.3%
Acxiom Corporation [1]	48,000	1,090,080
Conduent [1]	20,000	372,800
Convergys Corporation [2,7]	121,000	2,737,020
CSE Global	3,450,000	1,060,605
DST Systems [2,7]	79,000	6,608,350
Hackett Group (The)	417,266	6,701,292
Innodata [1]	224,314	242,259
Unisys Corporation [1]	60,000	645,000

		19,457,406

Semiconductors & Semiconductor Equipment - 4.1%
Advanced Energy Industries [1]	20,000	1,278,000
Amtech Systems [1]	79,271	580,264
Brooks Automation [2,7]	279,000	7,555,320
Cabot Microelectronics	46,500	4,980,615
Cohu	170,350	3,885,683
CyberOptics Corporation [1]	37,600	676,800
Diodes [1]	270,850	8,250,091
Entegris	120,000	4,176,000
Intermolecular [1]	40,000	52,400
Kulicke & Soffa Industries [1,2]	66,200	1,655,662
MKS Instruments	39,110	4,523,072
NeoPhotonics Corporation [1,2]	32,700	223,995
Nova Measuring Instruments [1]	39,500	1,071,635
Photronics [1]	183,700	1,515,525
Rudolph Technologies [1,2]	107,900	2,988,830
Silicon Motion Technology ADR	51,900	2,497,428
Teradyne	130,000	5,942,300
Ultra Clean Holdings [1]	42,800	823,900
Veeco Instruments [1]	17,500	297,500
Versum Materials	123,000	4,628,490
Xperi [2]	82,300	1,740,645

		59,344,155

Software - 2.1%
Altair Engineering Cl. A [1]	5,000	156,800
American Software Cl. A	108,690	1,412,970
ANSYS [1,2]	90,200	14,133,438
Computer Modelling Group	371,300	2,677,360
Manhattan Associates [1]	75,000	3,141,000
Monotype Imaging Holdings	117,700	2,642,365
PSI Software	12,194	258,877
RealNetworks [1]	170,879	522,890
Rosetta Stone [1]	40,000	526,000
SeaChange International [1]	247,069	669,557
SS&C Technologies Holdings	12,000	643,680
StatPro Group	400,000	954,211
WANdisco [1]	50,000	590,023
Workiva Cl. A [1]	100,000	2,370,000

		30,699,171

Technology Hardware, Storage & Peripherals - 0.5%
Cray [1,2]	66,800	1,382,760
Diebold Nixdorf	266,600	4,105,640
Intevac [1]	168,700	1,164,030

		6,652,430

Total		304,416,405

Materials – 10.1%
Chemicals - 2.9%
Chase Corporation	27,500	3,202,375
FutureFuel Corporation	48,500	581,515
Hawkins	86,178	3,029,157
Innospec	36,883	2,530,174
Minerals Technologies	101,693	6,808,346
NewMarket Corporation	11,000	4,418,480
Platform Specialty Products [1]	190,000	1,829,700
Quaker Chemical	132,669	19,652,259

		42,052,006

Construction Materials - 1.8%
Ash Grove Cement [3]	50,518	26,572,468
China Resources Cement Holdings	800,000	698,088

		27,270,556

Containers & Packaging - 0.5%
Mayr-Melnhof Karton	34,000	5,157,844
RPC Group	220,000	2,393,644

		7,551,488

Metals & Mining - 4.5%
Agnico Eagle Mines	15,000	631,050
Alamos Gold Cl. A	803,300	4,177,522
Ampco-Pittsburgh [1]	36,966	328,997
Corsa Coal [1]	700,000	972,562
Ferroglobe [1]	50,000	536,500
Ferroglobe (Warranty Insurance Trust) [1,5]	49,300	0
Franco-Nevada Corporation	107,300	7,338,247
Gold Fields ADR	370,000	1,487,400
Haynes International [2]	113,900	4,226,829
Hecla Mining	321,300	1,179,171
Hudbay Minerals	53,100	377,010
Lundin Mining	640,000	4,197,617
MAG Silver [1]	198,900	1,939,275
Major Drilling Group International [1]	1,042,757	5,390,431
Mongolian Mining [1]	6,000,000	130,627
Pretium Resources [1]	165,000	1,096,286
Reliance Steel & Aluminum	193,720	16,609,553
Royal Gold	16,600	1,425,442
Sandstorm Gold [1]	270,000	1,285,200
Synalloy Corporation	178,800	2,565,780
Tahoe Resources [1]	646,000	3,029,740
VanEck Vectors Junior Gold Miners ETF	8,000	257,200
Worthington Industries	148,000	6,352,160

		65,534,599

Paper & Forest Products - 0.4%
Neenah	16,700	1,309,280
Stella-Jones	120,300	4,249,508

		5,558,788

Total		147,967,437

Real Estate – 3.7%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Irish Residential Properties REIT	250,000	428,729
New York REIT	15,000	322,650

		751,379

Real Estate Management & Development - 3.6%
Altus Group	24,200	612,725
Deutsche EuroShop	14,000	513,284
FirstService Corporation	184,600	13,509,028
FRP Holdings [1]	188,558	10,559,248
Howard Hughes [1]	5,000	695,650
Kennedy-Wilson Holdings	111,300	1,936,620
Marcus & Millichap [1]	221,613	7,991,365
Real Estate Investors	1,000,000	778,949
RMR Group Cl. A [2,7]	27,200	1,902,640
St. Joe Company (The) [1]	197,000	3,713,450
Tejon Ranch [1,2]	478,479	11,057,649

		53,270,608

Total		54,021,987

Telecommunication Services – 0.5%
Diversified Telecommunication Services - 0.1%
China Communications Services	750,182	450,081
HKBN	1,000,000	1,181,308

		1,631,389

Wireless Telecommunication Services - 0.4%
Boingo Wireless [1]	50,000	1,238,500
Telephone and Data Systems	165,270	4,632,518

		5,871,018

Total		7,502,407

Utilities – 0.6%
Gas Utilities - 0.5%
Shizuoka Gas	110,000	994,919
Toho Gas	12,000	375,943
UGI Corporation	131,200	5,827,904

		7,198,766

Independent Power & Renewable Electricity Producer - 0.1%
Dynegy [1]	100,000	1,352,000

Multi-Utilities - 0.0%
Just Energy Group [2]	18,520	81,488

Total		8,632,254

TOTAL COMMON STOCKS
(Cost $1,077,918,558)		1,511,518,618

REPURCHASE AGREEMENT – 1.2%
Fixed Income Clearing Corporation,
0.28% dated 3/29/18, due 4/2/18,
maturity value $17,832,555 (collateralized
by obligations of various U.S. Government
Agencies, 2.50% due 8/15/23, valued at $18,188,860)
(Cost $17,832,000)		17,832,000

TOTAL INVESTMENTS – 104.8%
(Cost $1,095,750,558)		1,529,350,618

LIABILITIES LESS CASH
AND OTHER ASSETS – (4.8)%		(70,424,654)

NET ASSETS – 100.0%		$1,458,925,964

[1]	Non-income producing.
[2]
All or a portion of these securities were pledged as collateral in connection with the Fund’s revolving credit agreement at March 31, 2018. Total market value of pledged securities at March 31, 2018, was $135,463,218.

[3]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities.
[4]
At March 31, 2018, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.

[5]
Securities for which market quotations are not readily available represent 0.1% of net assets. These securities have been valued at their fair value under procedures approved by the Fund’s Board of Directors. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.

[6]
Investment in securities not registered under the Securities Act of 1933 and subject to contractual restrictions. At the end of the period, the value of such restricted securities amounted to $910,000 or 0.1% of net assets.

[7]	At March 31, 2018, a portion of these securities were rehypothecated in connection with the Fund’s revolving credit agreement in the aggregate amount of $66,551,178.

TAX INFORMATION: The cost of total investments for Federal income tax purposes was $1,096,972,641. At March 31, 2018, net unrealized appreciation for all securities was $432,377,977, consisting of aggregate gross unrealized appreciation of $540,224,462 and aggregate gross unrealized depreciation of $107,846,485. The primary cause of the difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their highest bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Fund values its non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the 1940 Act, under procedures approved by the Fund’s Board of Directors, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. The Fund uses an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by the Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of the Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:
Level 1	–	quoted prices in active markets for identical securities.
Level 2	–
other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Level 2 securities with values based on quoted prices for similar securities are noted in the Schedule of Investments.

Level 3	–
significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2018. For a detailed breakout of common stocks by sector classification, please refer to the Schedule of Investments.

	Level 1	Level 2	Level 3	Total

Common Stocks	$1,357,001,421	$152,666,492	$1,850,705	$1,511,518,618
Cash Equivalents	–	17,832,000	–	17,832,000

Certain securities have transferred in and out of Level 1, Level 2 and Level 3 measurements during the reporting period. The Fund recognizes transfers between levels as of the end of the reporting period. For the three months ended March 31, 2018, securities valued at $1,352,233 were transferred from Level 1 to Level 2, and securities valued at $481,607 and $49,105 were transferred from Level 2 to Level 1 and from Level 2 to Level 3, respectively within the fair value hierarchy.

Level 3 Reconciliation:

	Balance as of 12/31/17	Purchases	Transfers In	Realized Gain (Loss)	Unrealized Gain (Loss)	Balance as of 3/31/18

Common Stocks	$891,600	$0	$49,105	$–	$910,000	$1,850,705

The following table summarizes the valuation techniques used and unobservable inputs approved by the Valuation Committee to determine the fair value of certain Level 3 investments. The table does not include Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information with adjustments (e.g. broker quotes, pricing services, net asset values).

					Impact to Valuation
	Fair Value at		Unobservable		From an Increase
	3/31/18	Valuation Technique(s)	Input(s)	Range Average	in Input[1]

		Discounted Present Value
Common Stocks	$940,705	Balance Sheet Analysis	Liquidity Discount	30%-40%	Decrease
Warrants to Purchase Common Stock
(Restricted Securities)	910,000	Discounted Present Value	Liquidity Discount	20%	Decrease

[1]
This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

Repurchase Agreements:
The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities. The remaining contractual maturity of the repurchase agreement held by the Fund at March 31, 2018 is overnight and continuous.

Borrowings:
The Fund is party to a revolving credit agreement (the credit agreement) with BNP Paribas Prime Brokerage International, Limited (BNPPI). As of March 31, 2018, the Fund has outstanding borrowings of $70,000,000. During the period ended March 31, 2018, the Fund borrowed an average daily balance of $70,000,000. The Fund pays a commitment fee of 0.50% per annum on the unused portion of the credit agreement. The credit agreement has a 360-day rolling term that resets daily; however, if the Fund exceeds certain net asset value triggers, the credit agreement may convert to a 60-day rolling term that resets daily. The Fund is required to pledge portfolio securities as collateral in an amount up to two times the loan balance outstanding or as otherwise required by applicable regulatory standards and has granted a security interest in the securities pledged to, and in favor of, BNPPI as security for the loan balance outstanding. If the Fund fails to meet certain requirements, or maintain other financial covenants required under the credit agreement, the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the credit agreement which may necessitate the sale of portfolio securities at potentially inopportune times. BNPPI may terminate the credit agreement upon certain ratings downgrades of its corporate parent, which would result in the Fund’s entire loan balance becoming immediately due and payable. The occurrence of such ratings downgrades may necessitate the sale of portfolio securities at potentially inopportune times. The credit agreement also permits, subject to certain conditions, BNPPI to rehypothecate portfolio securities pledged by the Fund up to the amount of the loan balance outstanding. The Fund continues to receive payments in lieu of dividends and interest on rehypothecated securities. The Fund also has the right under the credit agreement to recall the rehypothecated securities from BNPPI on demand. If BNPPI fails to deliver the recalled security in a timely manner, the Fund is compensated by BNPPI for any fees or losses related to the failed delivery or, in the event a recalled security is not returned by BNPPI, the Fund, upon notice to BNPPI, may reduce the loan balance outstanding by the value of the recalled security failed to be returned. The Fund receives a portion of the fees earned by BNPPI in connection with the rehypothecation of portfolio securities.

Transactions in Affiliated Companies:
An “Affiliated Company” as defined in the Investment Company Act of 1940, is a company in which a fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The Fund effected the following transactions in shares of such companies for the three months ended March 31, 2018:

					Change in Net
					Unrealized
	Shares	Market Value	Cost of	Proceeds	Appreciation	Realized	Dividend	Shares	Market Value
Affiliated Company	12/31/17	12/31/17	Purchases	from Sales	(Depreciation)	Gain (Loss)	Income	3/31/18	3/31/18

HG Holdings	912,235	$793,645	–	–	$(264,549)	–	–	912,235	$529,096
Houston Wire & Cable	877,363	6,317,014	–	–	109,670	–	–	877,363	6,426,684
		$7,110,659			$(154,879)	–	–		$6,955,780

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits

Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Value Trust, Inc.

By:

/s/ Christopher D. Clark

Christopher D. Clark

President, Royce Value Trust, Inc.

Date: May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Christopher D. Clark

Christopher D. Clark

President, Royce Value Trust, Inc.

Date: May 29, 2018

By:

/s/ Peter K. Hoglund

Peter K. Hoglund

Treasurer, Royce Value Trust, Inc.

Date: May 29, 2018